Income Taxes - Net deferred tax assets liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Non-current deferred tax assets	$ 4,358
Non-current deferred tax liabilities	(127)	$ (424)
Total net deferred tax assets (liabilities)	$ 4,231
Total net deferred tax assets (liabilities)		$ (424)	$ (228)